Condensed Consolidating Financial Information - Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 6	$ 4
Other current assets	1,245	1,594
Intercompany receivable, net	0	0
Total Current Assets	1,251	1,598
PROPERTY AND EQUIPMENT:
Oil and natural gas properties at cost, based on full cost accounting, net	13,628	9,712
Other property and equipment, net		1,091
Other property and equipment, net	1,118
Property and equipment held for sale, net	10	15
Total Property and Equipment, Net	14,756	10,818
LONG-TERM ASSETS:
Other long-term assets	186	319
Investments in subsidiaries and intercompany advances	0	0
TOTAL ASSETS	16,193	12,735
CURRENT LIABILITIES:
Current liabilities	2,392	2,887
Intercompany payable, net	0	0
Total Current Liabilities	2,392	2,887
LONG-TERM LIABILITIES:
Long-term debt, net	9,073	7,341
Deferred income tax liabilities	10
Other long-term liabilities	317	374
Total Long-Term Liabilities	9,400	7,715
EQUITY:
Chesapeake stockholders’ equity	4,364	2,092
Noncontrolling interests	37	41
Total Equity	4,401	2,133	$ 1,943
TOTAL LIABILITIES AND EQUITY	16,193	12,735
Eliminations
CURRENT ASSETS:
Cash and cash equivalents	(16)	(2)
Other current assets	0	0
Intercompany receivable, net	(7,702)	(6,671)
Total Current Assets	(7,718)	(6,673)
PROPERTY AND EQUIPMENT:
Oil and natural gas properties at cost, based on full cost accounting, net	0	0
Other property and equipment, net	0	0
Property and equipment held for sale, net	0	0
Total Property and Equipment, Net	0	0
LONG-TERM ASSETS:
Other long-term assets	1	0
Investments in subsidiaries and intercompany advances	(10,272)	(3,257)
TOTAL ASSETS	(17,989)	(9,930)
CURRENT LIABILITIES:
Current liabilities	(15)	(2)
Intercompany payable, net	(7,702)	(6,671)
Total Current Liabilities	(7,717)	(6,673)
LONG-TERM LIABILITIES:
Long-term debt, net	0	0
Deferred income tax liabilities	0
Other long-term liabilities	0	0
Total Long-Term Liabilities	0	0
EQUITY:
Chesapeake stockholders’ equity	(10,272)	(3,257)
Noncontrolling interests	0	0
Total Equity	(10,272)	(3,257)
TOTAL LIABILITIES AND EQUITY	(17,989)	(9,930)
Parent | Reportable legal entities
CURRENT ASSETS:
Cash and cash equivalents	16	4
Other current assets	51	60
Intercompany receivable, net	7,702	6,671
Total Current Assets	7,769	6,735
PROPERTY AND EQUIPMENT:
Oil and natural gas properties at cost, based on full cost accounting, net	0	0
Other property and equipment, net	0	0
Property and equipment held for sale, net	0	0
Total Property and Equipment, Net	0	0
LONG-TERM ASSETS:
Other long-term assets	41	26
Investments in subsidiaries and intercompany advances	6,101	3,248
TOTAL ASSETS	13,911	10,009
CURRENT LIABILITIES:
Current liabilities	466	523
Intercompany payable, net	0	0
Total Current Liabilities	466	523
LONG-TERM LIABILITIES:
Long-term debt, net	9,071	7,341
Deferred income tax liabilities	10
Other long-term liabilities	0	53
Total Long-Term Liabilities	9,081	7,394
EQUITY:
Chesapeake stockholders’ equity	4,364	2,092
Noncontrolling interests	0	0
Total Equity	4,364	2,092
TOTAL LIABILITIES AND EQUITY	13,911	10,009
Guarantor Subsidiaries | Reportable legal entities
CURRENT ASSETS:
Cash and cash equivalents	1	1
Other current assets	1,090	1,532
Intercompany receivable, net	0	0
Total Current Assets	1,091	1,533
PROPERTY AND EQUIPMENT:
Oil and natural gas properties at cost, based on full cost accounting, net	9,440	9,664
Other property and equipment, net	1,030	1,091
Property and equipment held for sale, net	10	15
Total Property and Equipment, Net	10,480	10,770
LONG-TERM ASSETS:
Other long-term assets	125	293
Investments in subsidiaries and intercompany advances	4,171	9
TOTAL ASSETS	15,867	12,605
CURRENT LIABILITIES:
Current liabilities	1,765	2,365
Intercompany payable, net	7,702	6,671
Total Current Liabilities	9,467	9,036
LONG-TERM LIABILITIES:
Long-term debt, net	0	0
Deferred income tax liabilities	0
Other long-term liabilities	299	321
Total Long-Term Liabilities	299	321
EQUITY:
Chesapeake stockholders’ equity	6,101	3,248
Noncontrolling interests	0	0
Total Equity	6,101	3,248
TOTAL LIABILITIES AND EQUITY	15,867	12,605
Non-Guarantor Subsidiaries | Reportable legal entities
CURRENT ASSETS:
Cash and cash equivalents	5	1
Other current assets	104	2
Intercompany receivable, net	0	0
Total Current Assets	109	3
PROPERTY AND EQUIPMENT:
Oil and natural gas properties at cost, based on full cost accounting, net	4,188	48
Other property and equipment, net	88	0
Property and equipment held for sale, net	0	0
Total Property and Equipment, Net	4,276	48
LONG-TERM ASSETS:
Other long-term assets	19	0
Investments in subsidiaries and intercompany advances	0	0
TOTAL ASSETS	4,404	51
CURRENT LIABILITIES:
Current liabilities	176	1
Intercompany payable, net	0	0
Total Current Liabilities	176	1
LONG-TERM LIABILITIES:
Long-term debt, net	2	0
Deferred income tax liabilities	0
Other long-term liabilities	18	0
Total Long-Term Liabilities	20	0
EQUITY:
Chesapeake stockholders’ equity	4,171	9
Noncontrolling interests	37	41
Total Equity	4,208	50
TOTAL LIABILITIES AND EQUITY	$ 4,404	$ 51